Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,522,811.45

Principal:
Principal Collections	$14,658,465.35
Prepayments in Full	$8,429,843.92
Liquidation Proceeds	$293,571.32
Recoveries	$36,593.83
Sub Total	$23,418,474.42
Collections	$24,941,285.87

Purchase Amounts:
Purchase Amounts Related to Principal	$267,044.99
Purchase Amounts Related to Interest	$1,140.71
Sub Total	$268,185.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,209,471.57

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	30
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$25,209,471.57
Servicing Fee	$366,152.51	$366,152.51	$0.00	$0.00	$24,843,319.06
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,843,319.06
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,843,319.06
Interest - Class A-3 Notes	$37,062.92	$37,062.92	$0.00	$0.00	$24,806,256.14
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$24,517,783.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,517,783.64
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$24,440,149.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,440,149.64
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$24,382,237.64
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,382,237.64
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$24,310,873.64
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,310,873.64
Regular Principal Payment	$21,924,295.32	$21,924,295.32	$0.00	$0.00	$2,386,578.32
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,386,578.32
Residuel Released to Depositor	$0.00	$2,386,578.32	$0.00	$0.00	$0.00
Total		$25,209,471.57

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,924,295.32
Total					$21,924,295.32
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,924,295.32	$55.96	$37,062.92	$0.09	$21,961,358.24	$56.05
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$21,924,295.32	$15.71	$532,445.42	$0.38	$22,456,740.74	$16.09

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$52,947,022.78	0.1351379	$31,022,727.46	0.0791800
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$405,127,022.78	0.2903137	$383,202,727.46	0.2746028

Pool Information
Weighted Average APR	4.159%	4.157%
Weighted Average Remaining Term	33.08	32.27
Number of Receivables Outstanding	31,908	31,009
Pool Balance	$439,383,007.65	$415,439,027.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$405,127,022.78	$383,202,727.46
Pool Factor	0.2948500	0.2787823

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$32,236,300.03
Targeted Overcollateralization Amount	$32,236,300.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$32,236,300.03

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	December 2013
Payment Date	1/15/2014
Transaction Month	30

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		102	$295,054.58
(Recoveries)		99	$36,593.83
Net Losses for Current Collection Period			$258,460.75
Cumulative Net Losses Last Collection Period			$7,100,214.94
Cumulative Net Losses for all Collection Periods			$7,358,675.69

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.71%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.82%	710	$11,735,976.70
61-90 Days Delinquent	0.32%	76	$1,322,160.67
91-120 Days Delinquent	0.09%	20	$353,780.93
Over 120 Days Delinquent	0.25%	60	$1,038,451.01
Total Delinquent Receivables	3.48%	866	$14,450,369.31

Repossession Inventory:
Repossessed in the Current Collection Period		30	$505,639.76
Total Repossessed Inventory		41	$743,193.58

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7510%
Preceding Collection Period			0.4499%
Current Collection Period			0.7257%
Three Month Average			0.6422%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4312%
Preceding Collection Period			0.4764%
Current Collection Period			0.5031%
Three Month Average			0.4702%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer